Capital Management - Additional Information (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Debt And Corresponding Gearing Ratios [abstract]
Capital to maintain above minimum capital requirement	1.00%	1.00%
Contracts under financial covenants	R$ 1,219,853	R$ 1,217,308	R$ 876,147